CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 804	$ 328
Accounts receivable, net	904	935
Inventories	2,172	1,955
Income tax receivable	8	7
Other current assets	568	221
Total current assets	4,456	3,548
Non-current assets:
Property, plant and equipment, net	579	791
Notes receivable and investments in Flash Ventures	871	1,001
Goodwill	6,825	7,207
Deferred tax assets	96	96
Income tax receivable, non-current	13	11
Other non-current assets	1,394	852
Total assets	14,234	13,506
Current liabilities:
Accrued expenses	438	424
Accrued compensation	188	195
Income tax payables	5	20
Total current liabilities	1,873	2,123
Non-current liabilities:
Deferred tax liabilities	53	15
Other liabilities	307	286
Total liabilities	2,233	2,424
Commitments and contingencies (Notes 9, 10, 12 and 14)
Parent company net investment
Parent company net investment	12,435	11,534
Accumulated other comprehensive loss	(434)	(452)
Total Parent company net investment	12,001	11,082	$ 11,439
Total liabilities and Parent company net investment	14,234	13,506
The Flash Business of Western Digital Corporation [Member]
Current assets:
Cash and cash equivalents		328	292
Accounts receivable, net		935	539
Inventories		1,955	2,269
Income tax receivable		7	3
Other current assets		221	234
Total current assets		3,548	3,400
Non-current assets:
Property, plant and equipment, net		791	933
Notes receivable and investments in Flash Ventures		1,001	1,411
Goodwill		7,207	7,212
Deferred tax assets		96	76
Income tax receivable, non-current		11	9
Other non-current assets		852	779
Total assets		13,506	13,820
Current liabilities:
Accrued expenses		424	483
Accrued compensation		195	98
Income tax payables		20	48
Total current liabilities		2,123	2,174
Non-current liabilities:
Deferred tax liabilities		15	28
Other liabilities		286	179
Total liabilities		2,424	2,381
Commitments and contingencies (Notes 9, 10, 12 and 14)
Parent company net investment
Parent company net investment		11,534	11,782
Accumulated other comprehensive loss		(452)	(343)
Total Parent company net investment		11,082	11,439
Total liabilities and Parent company net investment		13,506	13,820
Related Party
Current assets:
Notes due from Parent	0	102
Current liabilities:
Accounts payable	369	313
Notes due to Parent	553	814
Related Party | The Flash Business of Western Digital Corporation [Member]
Current assets:
Notes due from Parent		102	63
Current liabilities:
Accounts payable		313	292
Notes due to Parent		814	919
Nonrelated Party
Current liabilities:
Accounts payable	$ 320	357
Nonrelated Party | The Flash Business of Western Digital Corporation [Member]
Current liabilities:
Accounts payable		$ 357	$ 334